Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Exchange Traded Concepts Trust
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2024
Document Effective Date	Mar. 29, 2024
Prospectus Date	Mar. 29, 2024
Capital Link Global Fintech Leaders ETF | Capital Link Global Fintech Leaders ETF
Prospectus:
Trading Symbol	KOIN
ETC 6 Meridian Low Beta Equity Strategy ETF | ETC 6 Meridian Low Beta Equity Strategy ETF
Prospectus:
Trading Symbol	SIXL
ETC 6 Meridian Mega Cap Equity ETF | ETC 6 Meridian Mega Cap Equity ETF
Prospectus:
Trading Symbol	SIXA
ETC 6 Meridian Small Cap Equity ETF | ETC 6 Meridian Small Cap Equity ETF
Prospectus:
Trading Symbol	SIXS
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF | ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Prospectus:
Trading Symbol	SIXH
ETC 6 Meridian Quality Growth ETF | ETC 6 Meridian Quality Growth ETF
Prospectus:
Trading Symbol	SXQG
ETC 6 Meridian Quality Dividend Yield ETF | ETC 6 Meridian Quality Dividend Yield ETF
Prospectus:
Trading Symbol	SXQY
ETC 6 Meridian Quality Value ETF | ETC 6 Meridian Quality Value ETF
Prospectus:
Trading Symbol	SXQV
Optica Rare Earths & Critical Materials ETF | Optica Rare Earths & Critical Materials ETF
Prospectus:
Trading Symbol	CRIT